EARNINGS (LOSSES) PER COMMON SHARE - Schedule of Basic and Diluted Losses Per Common Share (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Numerator:
Net Income (Loss)	¥ (36,097,777)	$ (4,945,374)	¥ (33,660,245)	¥ (47,892,909)
Net loss available to common shareholders | ¥	¥ (36,097,777)		¥ (33,660,245)	¥ (47,892,909)
Denominator for basic loss per share:
Weighted average common shares outstanding	62,978,139	62,978,139	62,789,811	62,753,840
Denominator for diluted loss per share	62,978,139	62,978,139	62,789,811	62,753,840
Basic loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.57)	$ (0.08)	¥ (0.54)	¥ (0.76)
Diluted loss per common share attributable to ATA Creativity Global | (per share)	¥ (0.57)	$ (0.08)	¥ (0.54)	¥ (0.76)